Note 5 - Property and Equipment - Property and Equipment (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant, and Equipment, Gross	$ 84,512,763	$ 83,920,282	$ 77,410,139
Less: accumulated depreciation	70,683,542	68,667,925	56,174,755
Property and equipment, net	13,829,221	15,252,357	21,235,384
Network and Base Station Equipment [Member]
Property, Plant, and Equipment, Gross	42,434,071	42,098,570	38,351,119
Customer Premise Equipment [Member]
Property, Plant, and Equipment, Gross	33,855,343	33,617,085	30,910,874
Information Technology [Member]
Property, Plant, and Equipment, Gross	4,878,311	4,859,875	4,810,865
Furniture and Fixtures [Member]
Property, Plant, and Equipment, Gross	1,713,430	1,713,430	1,713,722
Leasehold Improvements [Member]
Property, Plant, and Equipment, Gross	$ 1,631,608	$ 1,631,322	$ 1,623,559